Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2022
SWITZERLAND
Tax years subject to examination	2017 - 2022
USA
Tax years subject to examination	2021 - 2022
France
Tax years subject to examination	2020 - 2022
Spain
Tax years subject to examination	2018 - 2022
Japan
Tax years subject to examination	2022
Taiwan
Tax years subject to examination	2022
India
Tax years subject to examination	2022
GERMANY
Tax years subject to examination	2021 - 2022
UK
Tax years subject to examination	2017 - 2022
Saudi Arabia
Tax years subject to examination	2022
Vietnam
Tax years subject to examination	2022
Gibraltar
Tax years subject to examination	2022